UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________________ to ________________

Date of Report (Date of earliest event reported) __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001518859

CPS Auto Receivables Trust 2015-C

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001652269

Central Index Key Number of underwriter (if applicable): Not applicable

Mark Creatura (949) 753-6800

Name and telephone number, including area code, of the person to contact in connection with the filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01       Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CPS RECEIVABLES FIVE LLC
(Depositor)

By: /s/ Mark Creatura
Name: Mark Creatura
Title: Secretary

Date: September 1, 2015

CPS RECEIVABLES FIVE LLC

Exhibit Index to Current Report on Form ABS-15G

Dated September 1, 2015

Exhibit

Number

(99.1)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 28, 2015